Intangible assets, net and Goodwill - Remaining Weighted Average Amortization Period (Details)	Dec. 31, 2024
Basis of presentation
Weighted average amortization period	12 years 8 months 12 days
Licenses and service agreements
Basis of presentation
Weighted average amortization period	12 years 10 months 24 days
Trade names
Basis of presentation
Weighted average amortization period	12 years 4 months 24 days
Intellectual property and know-how
Basis of presentation
Weighted average amortization period	4 years
Non-compete agreements
Basis of presentation
Weighted average amortization period	6 years 3 months 18 days